FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781
                                  ------------

                                 TEMPLETON FUNDS
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                     --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/08_
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Funds

QUARTERLY STATEMENTS OF INVESTMENTS

CONTENTS

Templeton Foreign Fund ....................................................    3
Templeton World Fund ......................................................    7
Notes to Statements of Investments ........................................   11

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Funds

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

    TEMPLETON FOREIGN FUND                                             INDUSTRY                       SHARES/UNITS        VALUE
    ----------------------                          ----------------------------------------------  ---------------  --------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS 98.3%
    AUSTRALIA 0.0%(a)
    PaperlinX Ltd. ...............................             Paper & Forest Products                  160,161      $      109,043
                                                                                                                     --------------
    AUSTRIA 0.6%
    Telekom Austria AG ...........................      Diversified Telecommunication Services        2,241,657          29,724,021
                                                                                                                     --------------
    BERMUDA 0.4%
    Invesco Ltd. .................................                 Capital Markets                    1,545,965          19,401,861
                                                                                                                     --------------
    BRAZIL 0.3%
    Companhia de Saneamento Basico do
    Estado de Sao Paulo ..........................                 Water Utilities                    1,345,701          14,155,434
                                                                                                                     --------------
    CANADA 0.7%
    Biovail Corp. ................................                 Pharmaceuticals                    4,150,760          35,529,968
                                                                                                                     --------------
    CHINA 1.6%
    China Shenhua Energy Co. Ltd., H .............           Oil, Gas & Consumable Fuels              8,893,700          16,638,001
    China Telecom Corp. Ltd., H ..................      Diversified Telecommunication Services      167,305,042          63,676,871
(b) Focus Media Holding Ltd., ADR ................                      Media                             1,000               7,470
                                                                                                                     --------------
                                                                                                                         80,322,342
                                                                                                                     --------------
    FINLAND 1.0%
    UPM-Kymmene OYJ ..............................             Paper & Forest Products                3,649,910          52,383,982
                                                                                                                     --------------
    FRANCE 10.2%
    AXA SA .......................................                    Insurance                       2,874,551          54,581,959
    France Telecom SA ............................      Diversified Telecommunication Services        3,236,081          83,107,160
    Sanofi-Aventis ...............................                 Pharmaceuticals                    2,956,917         163,179,959
(c) Sanofi-Aventis, 144A .........................                 Pharmaceuticals                       97,556           5,383,710
(b) Thomson SA ...................................                Household Durables                  3,560,250           3,753,155
    Total SA, B ..................................           Oil, Gas & Consumable Fuels              1,957,646         102,066,971
    Vinci SA .....................................            Construction & Engineering              1,113,202          44,650,262
    Vivendi SA ...................................                      Media                         2,390,490          67,554,588
                                                                                                                     --------------
                                                                                                                        524,277,764
                                                                                                                     --------------
    GERMANY 6.1%
    Bayerische Motoren Werke AG ..................                   Automobiles                      1,021,615          25,535,846
    Celesio AG ...................................         Health Care Providers & Services             890,414          22,369,495
    Deutsche Post AG .............................             Air Freight & Logistics                3,483,688          49,600,125
(b) Infineon Technologies AG .....................     Semiconductors & Semiconductor Equipment      15,386,368          36,055,406
    SAP AG .......................................                     Software                       2,260,916          77,102,174
    Siemens AG ...................................             Industrial Conglomerates               1,740,774         103,914,979
                                                                                                                     --------------
                                                                                                                        314,578,025
                                                                                                                     --------------
    HONG KONG 3.2%
    Cheung Kong (Holdings) Ltd. ..................       Real Estate Management & Development         6,462,979          60,870,417
    Hutchison Whampoa Ltd. .......................             Industrial Conglomerates               9,394,257          47,147,938
    Yue Yuen Industrial Holdings Ltd. ............         Textiles, Apparel & Luxury Goods          30,056,124          54,676,758
                                                                                                                     --------------
                                                                                                                        162,695,113
                                                                                                                     --------------


                     Quarterly Statements of Investments | 3

Templeton Funds

    TEMPLETON FOREIGN FUND                                             INDUSTRY                       SHARES/UNITS        VALUE
    ----------------------                          ----------------------------------------------  ---------------  --------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    INDIA 3.6%
    Gail India Ltd. ..............................                   Gas Utilities                   11,654,530      $   46,100,925
    Hindustan Petroleum Corp. Ltd. ...............            Oil, Gas & Consumable Fuels            11,321,770          54,102,417
    Indian Oil Corp. Ltd. ........................            Oil, Gas & Consumable Fuels             4,318,540          35,663,344
    Reliance Industries Ltd. .....................            Oil, Gas & Consumable Fuels             2,116,893          48,320,244
                                                                                                                     --------------
                                                                                                                        184,186,930
                                                                                                                     --------------
    ISRAEL 1.5%
(b) Check Point Software Technologies Ltd. .......                     Software                       3,839,722          79,136,670
                                                                                                                     --------------
    ITALY 4.0%
    Autogrill SpA ................................           Hotels, Restaurants & Leisure            4,131,130          30,852,055
    Eni SpA ......................................            Oil, Gas & Consumable Fuels             4,538,014         102,190,958
    UniCredit SpA ................................                 Commercial Banks                  32,007,217          72,727,081
                                                                                                                     --------------
                                                                                                                        205,770,094
                                                                                                                     --------------
    JAPAN 7.4%
    EBARA Corp. ..................................                     Machinery                     13,041,000          24,561,892
    Mitsubishi UFJ Financial Group Inc. ..........                 Commercial Banks                   9,993,400          54,479,035
    NOK Corp. ....................................                  Auto Components                   2,400,500          18,059,637
    Olympus Corp. ................................         Health Care Equipment & Supplies           2,946,337          61,226,591
    Shinsei Bank Ltd. ............................                 Commercial Banks                  24,876,024          39,564,253
    Sumitomo Mitsui Financial Group Inc. .........                 Commercial Banks                       9,276          33,485,613
    Takeda Pharmaceutical Co. Ltd. ...............                  Pharmaceuticals                     837,244          40,386,050
    Toyota Motor Corp. ...........................                    Automobiles                     2,042,100          64,102,752
    USS Co. Ltd. .................................                 Specialty Retail                     698,500          43,633,410
                                                                                                                     --------------
                                                                                                                        379,499,233
                                                                                                                     --------------
    NETHERLANDS 4.8%
    ING Groep NV .................................          Diversified Financial Services           16,577,026         138,959,569
    Koninklijke Philips Electronics NV ...........             Industrial Conglomerates                  12,940             209,712
    Randstad Holding NV ..........................               Professional Services                2,202,760          41,028,643
    Reed Elsevier NV .............................                       Media                        2,417,965          28,437,990
(d) USG People NV ................................               Professional Services                3,381,760          37,110,297
                                                                                                                     --------------
                                                                                                                        245,746,211
                                                                                                                     --------------
    NORWAY 1.6%
    Aker Solutions ASA ...........................            Energy Equipment & Services             4,693,660          26,796,254
    Telenor ASA ..................................      Diversified Telecommunication Services       10,098,946          54,632,085
                                                                                                                     --------------
                                                                                                                         81,428,339
                                                                                                                     --------------
    RUSSIA 1.2%
    Gazprom, ADR .................................            Oil, Gas & Consumable Fuels             2,327,770          40,270,421
    Mobile TeleSystems, ADR ......................        Wireless Telecommunication Services           631,428          18,715,526
                                                                                                                     --------------
                                                                                                                         58,985,947
                                                                                                                     --------------
    SINGAPORE 2.9%
    DBS Group Holdings Ltd. ......................                 Commercial Banks                   1,984,000          12,323,796
(b) Flextronics International Ltd. ...............  Electronic Equipment, Instruments & Components   11,998,780          28,077,145
    Singapore Telecommunications Ltd. ............      Diversified Telecommunication Services       44,926,484          75,703,782
    United Overseas Bank Ltd. ....................                 Commercial Banks                   1,882,000          16,391,172
    Venture Corp. Ltd. ...........................  Electronic Equipment, Instruments & Components    5,372,633          14,627,138
                                                                                                                     --------------
                                                                                                                        147,123,033
                                                                                                                     --------------


                     4 | Quarterly Statements of Investments

Templeton Funds

    TEMPLETON FOREIGN FUND                                             INDUSTRY                       SHARES/UNITS        VALUE
    ----------------------                          ----------------------------------------------  ---------------  --------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    SOUTH KOREA 4.1%
    Hana Financial Group Inc. ....................                Commercial Banks                    2,590,044      $   30,854,847
(b) KB Financial Group Inc. ......................                Commercial Banks                    1,891,090          38,877,412
    KT Corp., ADR ................................     Diversified Telecommunication Services         2,024,481          22,957,614
    Samsung Electronics Co. Ltd. .................    Semiconductors & Semiconductor Equipment          348,964         115,450,309
                                                                                                                     --------------
                                                                                                                        208,140,182
                                                                                                                     --------------
    SPAIN 3.0%
    Telefonica SA ................................     Diversified Telecommunication Services         7,639,455         154,081,600
                                                                                                                     --------------
    SWEDEN 1.8%
    Niscayah Group AB ............................         Commercial Services & Supplies            12,474,430          12,330,319
    Telefonaktiebolaget LM Ericsson, B ...........            Communications Equipment               11,123,778          79,165,950
                                                                                                                     --------------
                                                                                                                         91,496,269
                                                                                                                     --------------
    SWITZERLAND 5.0%
    Adecco SA ....................................              Professional Services                 3,149,240          93,514,550
    Novartis AG ..................................                 Pharmaceuticals                    1,860,715          86,619,756
    Swiss Reinsurance Co. ........................                    Insurance                       1,292,057          52,695,742
(b) UBS AG .......................................                 Capital Markets                    2,005,926          25,038,954
                                                                                                                     --------------
                                                                                                                        257,869,002
                                                                                                                     --------------
    TAIWAN 9.4%
    Chunghwa Telecom Co. Ltd., ADR ...............     Diversified Telecommunication Services         4,746,907          74,241,625
(d) Compal Electronics Inc. ......................             Computers & Peripherals              202,771,040         104,750,319
(d) Lite-On Technology Corp. .....................             Computers & Peripherals              132,346,020          93,212,620
    Mega Financial Holding Co. Ltd. ..............                Commercial Banks                  167,743,000          51,388,456
    Taiwan Semiconductor Manufacturing Co.
       Ltd. ......................................    Semiconductors & Semiconductor Equipment      130,934,755         160,448,656
                                                                                                                     --------------
                                                                                                                        484,041,676
                                                                                                                     --------------
    TURKEY 1.0%
    Turkcell Iletisim Hizmetleri AS ..............       Wireless Telecommunication Services          9,229,841          52,187,639
                                                                                                                     --------------
    UNITED KINGDOM 22.2%
    Aviva PLC ....................................                    Insurance                      10,441,871          64,318,242
    BP PLC .......................................           Oil, Gas & Consumable Fuels             20,474,519         165,975,030
    British Sky Broadcasting Group PLC ...........                      Media                        22,200,094         150,154,446
    Burberry Group PLC ...........................        Textiles, Apparel & Luxury Goods            9,456,891          29,907,817
    G4S PLC ......................................         Commercial Services & Supplies            10,328,334          32,226,685
    GlaxoSmithKline PLC ..........................                 Pharmaceuticals                    4,201,122          72,411,546
    HSBC Holdings PLC ............................                Commercial Banks                    2,148,393          23,200,100
    Kingfisher PLC ...............................                Specialty Retail                   54,987,147         101,123,850
    Marks & Spencer Group PLC ....................                Multiline Retail                   12,465,256          43,306,538
    Old Mutual PLC ...............................                    Insurance                      81,216,567          68,118,588
    Pearson PLC ..................................                      Media                         3,817,445          36,394,738
(d) Persimmon PLC ................................               Household Durables                  15,181,242          50,406,044
(d) Premier Foods PLC ............................                  Food Products                    56,527,240          19,138,371
    Royal Bank of Scotland Group PLC .............                Commercial Banks                   29,690,446          25,267,738
    Royal Dutch Shell PLC, A .....................           Oil, Gas & Consumable Fuels              1,491,959          39,594,710
    Royal Dutch Shell PLC, B .....................           Oil, Gas & Consumable Fuels              3,416,122          90,056,536


                     Quarterly Statements of Investments | 5

Templeton Funds

    TEMPLETON FOREIGN FUND                                             INDUSTRY                       SHARES/UNITS        VALUE
    ----------------------                          ----------------------------------------------  ---------------  --------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Vodafone Group PLC ...........................       Wireless Telecommunication Services         58,200,372      $  113,929,811
    Yell Group PLC ...............................                      Media                        13,926,166          12,751,845
                                                                                                                     --------------
                                                                                                                      1,138,282,635
                                                                                                                     --------------
    UNITED STATES 0.7%
    KKR Private Equity Investors LP (Units) ......                 Capital Markets                   13,575,445          37,332,474
                                                                                                                     --------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $7,933,321,128) .....................                                                                    5,038,485,487
                                                                                                                     --------------
    PREFERRED STOCKS
    (COST $12,965,351) 0.8%
    BRAZIL 0.8%
    Companhia Vale do Rio Doce, ADR, pfd., A .....                 Metals & Mining                    3,604,544          39,253,484
                                                                                                                     --------------

                                                                                                       PRINCIPAL
                                                                                                       AMOUNT(e)
                                                                                                    ---------------
    FOREIGN GOVERNMENTAND AGENCY
    SECURITIES (COST $303,730) 0.0%(a)
    SWEDEN 0.0%(a)
    Government of Sweden, 5.50%, 10/08/12 ........                                                    2,270,000 SEK         311,635
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE SHORT
       TERM INVESTMENTS
       (COST $7,946,590,209) .....................                                                                    5,078,050,606
                                                                                                                     --------------
    SHORT TERM INVESTMENTS
    (COST $55,030,000) 1.1%
    TIME DEPOSITS 1.1%
    UNITED STATES 1.1%
    Paribas Corp., 0.688%, 12/01/08 ..............                                                   55,030,000          55,030,000
                                                                                                                     --------------
    TOTAL INVESTMENTS
       (COST $8,001,620,209)
          100.2% .................................                                                                    5,133,080,606
    OTHER ASSETS, LESS LIABILITIES
       (0.2)% ....................................                                                                      (10,881,709)
                                                                                                                     --------------
    NET ASSETS 100.0% ............................                                                                   $5,122,198,897
                                                                                                                     ==============

See Abbreviations on page 14.

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing for the twelve months ended November 30, 2008.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2008, the value of this security was $5,383,710, representing 0.11% of net assets.

(d)  See Note 4 regarding holdings of 5% voting securities.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

                    See Notes to Statements of Investments.


                    6 | Quarterly Statements of Investments

Templeton Funds

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

    TEMPLETON WORLD FUND                                               INDUSTRY                       SHARES/UNITS        VALUE
    --------------------                            ----------------------------------------------  ---------------  --------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS 95.4%
    BERMUDA 0.8%
    Invesco Ltd. .................................                 Capital Markets                    3,032,569      $   38,058,741
                                                                                                                     --------------
    FINLAND 1.5%
    UPM-Kymmene OYJ ..............................             Paper & Forest Products                5,421,310          77,807,344
                                                                                                                     --------------
    FRANCE 5.8%
    France Telecom SA ............................     Diversified Telecommunication Services         2,756,030          70,778,768
    Sanofi-Aventis ...............................                 Pharmaceuticals                    1,800,000          99,334,518
    Total SA, B ..................................           Oil, Gas & Consumable Fuels                897,720          46,804,969
    Vivendi SA ...................................                      Media                         2,750,000          77,714,242
                                                                                                                     --------------
                                                                                                                        294,632,497
                                                                                                                     --------------
    GERMANY 3.8%
    Bayerische Motoren Werke AG ..................                   Automobiles                      1,177,640          29,435,780
    Deutsche Post AG .............................             Air Freight & Logistics                1,638,630          23,330,520
    Merck KGaA ...................................                 Pharmaceuticals                      323,380          26,898,375
    SAP AG .......................................                    Software                          912,830          31,129,497
    Siemens AG ...................................            Industrial Conglomerates                1,416,280          84,544,408
                                                                                                                     --------------
                                                                                                                        195,338,580
                                                                                                                     --------------
    HONG KONG 4.0%
    Cheung Kong (Holdings) Ltd. ..................      Real Estate Management & Development          9,663,751          91,016,317
    Hutchison Whampoa Ltd. .......................            Industrial Conglomerates               13,611,060          68,311,248
    New World Development Co. Ltd. ...............      Real Estate Management & Development         17,382,443          13,680,164
    Yue Yuen Industrial Holdings Ltd. ............        Textiles, Apparel & Luxury Goods           17,249,500          31,379,520
                                                                                                                     --------------
                                                                                                                        204,387,249
                                                                                                                     --------------
    INDIA 1.4%
    Indian Oil Corp. Ltd. ........................           Oil, Gas & Consumable Fuels              1,579,949          13,047,526
    Reliance Industries Ltd. .....................           Oil, Gas & Consumable Fuels              2,599,080          59,326,655
                                                                                                                     --------------
                                                                                                                         72,374,181
                                                                                                                     --------------
    ISRAEL 1.3%
(a) Check Point Software Technologies Ltd. .......                    Software                        3,243,280          66,844,001
                                                                                                                     --------------
    ITALY 1.5%
    Eni SpA ......................................           Oil, Gas & Consumable Fuels              2,541,076          57,222,166
    Intesa Sanpaolo SpA ..........................                Commercial Banks                    6,634,800          19,887,388
                                                                                                                     --------------
                                                                                                                         77,109,554
                                                                                                                     --------------
    JAPAN 3.6%
    Olympus Corp. ................................        Health Care Equipment & Supplies            1,912,000          39,732,468
    Sumitomo Mitsui Financial Group Inc. .........                Commercial Banks                        7,803          28,168,201
    Takeda Pharmaceutical Co. Ltd. ...............                 Pharmaceuticals                    1,241,800          59,900,576
    Toyota Motor Corp. ...........................                   Automobiles                      1,740,500          54,635,346
                                                                                                                     --------------
                                                                                                                        182,436,591
                                                                                                                     --------------
    NETHERLANDS 0.8%
    ING Groep NV .................................         Diversified Financial Services             4,594,030          38,510,190
                                                                                                                     --------------
    NORWAY 0.6%
    Telenor ASA ..................................     Diversified Telecommunication Services         5,675,250          30,701,297
                                                                                                                     --------------


                     Quarterly Statements of Investments | 7

Templeton Funds

    TEMPLETON WORLD FUND                                               INDUSTRY                       SHARES/UNITS        VALUE
    --------------------                            ----------------------------------------------  ---------------  --------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    PHILIPPINES 0.2%
    Ayala Land Inc. ..............................       Real Estate Management & Development        94,089,601      $   11,917,376
                                                                                                                     --------------
    RUSSIA 0.4%
    Gazprom, ADR .................................           Oil, Gas & Consumable Fuels              1,255,250          21,715,825
                                                                                                                     --------------
    SINGAPORE 2.2%
    DBS Group Holdings Ltd. ......................                 Commercial Banks                   3,067,000          19,050,948
(a) Flextronics International Ltd. ...............  Electronic Equipment, Instruments & Components    4,259,287           9,966,731
    Parkway Holdings Ltd. ........................         Health Care Providers & Services          22,029,333          18,778,722
    Singapore Telecommunications Ltd. ............      Diversified Telecommunication Services       34,846,261          58,718,011
    United Overseas Bank Ltd. ....................                 Commercial Banks                     872,000           7,594,634
                                                                                                                     --------------
                                                                                                                        114,109,046
                                                                                                                     --------------
    SOUTH AFRICA 0.4%
    Massmart Holdings Ltd. .......................             Food & Staples Retailing               2,307,600          18,186,113
                                                                                                                     --------------
    SOUTH KOREA 2.6%
    Hana Financial Group Inc. ....................                 Commercial Banks                     972,111          11,580,628
(a) KB Financial Group Inc. ......................                 Commercial Banks                   1,038,873          21,357,362
    KT Corp., ADR ................................      Diversified Telecommunication Services        2,120,300          24,044,202
    Samsung Electronics Co. Ltd. .................     Semiconductors & Semiconductor Equipment         229,519          75,933,447
                                                                                                                     --------------
                                                                                                                        132,915,639
                                                                                                                     --------------
    SPAIN 1.7%
    Telefonica SA ................................      Diversified Telecommunication Services        4,350,130          87,738,588
                                                                                                                     --------------
    SWEDEN 0.6%
    Telefonaktiebolaget LM Ericsson, B ...........             Communications Equipment               4,374,200          31,130,403
                                                                                                                     --------------
    SWITZERLAND 2.8%
    Adecco SA ....................................              Professional Services                 1,169,530          34,728,402
    Novartis AG ..................................                 Pharmaceuticals                    1,814,970          84,490,240
    Roche Holding AG .............................                 Pharmaceuticals                      182,970          25,628,162
                                                                                                                     --------------
                                                                                                                        144,846,804
                                                                                                                     --------------
    TAIWAN 4.3%
    Chunghwa Telecom Co. Ltd., ADR ...............      Diversified Telecommunication Services        4,881,533          76,347,176
    Compal Electronics Inc. ......................             Computers & Peripherals               64,451,387          33,295,205
(b) Compal Electronics Inc., GDR, 144A ...........             Computers & Peripherals                   24,240              62,611
    Taiwan Semiconductor Manufacturing Co.
       Ltd. ......................................     Semiconductors & Semiconductor Equipment      89,727,761         109,953,226
                                                                                                                     --------------
                                                                                                                        219,658,218
                                                                                                                     --------------
    TURKEY 1.1%
    Turkcell Iletisim Hizmetleri AS ..............       Wireless Telecommunication Services          9,848,862          55,687,726
                                                                                                                     --------------
    UNITED KINGDOM 16.2%
    Aviva PLC ....................................                    Insurance                       6,771,466          41,709,842
    BAE Systems PLC ..............................               Aerospace & Defense                 11,670,208          63,622,827
    BP PLC .......................................           Oil, Gas & Consumable Fuels             14,473,857         117,331,149
    British Energy Group PLC .....................                Electric Utilities                  9,279,522         107,105,401
    British Sky Broadcasting Group PLC ...........                      Media                         4,258,959          28,806,258
    Compass Group PLC ............................          Hotels, Restaurants & Leisure             7,064,787          33,296,583


                     8 | Quarterly Statements of Investments

Templeton Funds

    TEMPLETON WORLD FUND                                               INDUSTRY                       SHARES/UNITS        VALUE
    --------------------                            ----------------------------------------------  ---------------  --------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    GlaxoSmithKline PLC ..........................                  Pharmaceuticals                   5,540,516      $   95,497,662
    Kingfisher PLC ...............................                 Specialty Retail                  15,848,820          29,146,697
    Old Mutual PLC ...............................                     Insurance                      3,124,839           2,620,889
    Pearson PLC ..................................                       Media                        9,918,737          94,563,206
    Royal Dutch Shell PLC, A .....................            Oil, Gas & Consumable Fuels             2,114,635          56,119,746
    Royal Dutch Shell PLC, B .....................            Oil, Gas & Consumable Fuels             2,427,995          64,007,322
    Tesco PLC ....................................             Food & Staples Retailing               5,093,050          23,145,464
    Vodafone Group PLC ...........................        Wireless Telecommunication Services        36,401,320          71,257,199
                                                                                                                     --------------
                                                                                                                        828,230,245
                                                                                                                     --------------
    UNITED STATES 37.8%
    Abbott Laboratories ..........................                  Pharmaceuticals                     860,100          45,060,639
    Accenture Ltd., A ............................                    IT Services                     4,228,620         131,002,648
(a) Amgen Inc. ...................................                   Biotechnology                    2,200,000         122,188,000
    Bank of America Corp. ........................          Diversified Financial Services              380,000           6,175,000
    Bristol-Myers Squibb Co. .....................                  Pharmaceuticals                   2,981,970          61,726,779
    Chevron Corp. ................................            Oil, Gas & Consumable Fuels             1,684,970         133,129,480
(a) Cisco Systems Inc. ...........................             Communications Equipment               3,168,890          52,413,441
    Comcast Corp., A .............................                       Media                        8,485,110         142,295,295
    Covidien Ltd. ................................         Health Care Equipment & Supplies           1,225,450          45,157,833
(a) The DIRECTV Group Inc. .......................                       Media                        2,014,130          44,331,001
    E. I. du Pont de Nemours and Co. .............                     Chemicals                      1,017,390          25,495,793
    FedEx Corp. ..................................              Air Freight & Logistics                 392,200          27,708,930
    The Gap Inc. .................................                 Specialty Retail                   4,005,521          52,151,883
    General Electric Co. .........................             Industrial Conglomerates               5,168,590          88,744,690
    Great Plains Energy Inc. .....................                Electric Utilities                    892,533          16,770,695
    The Home Depot Inc. ..........................                 Specialty Retail                     674,100          15,578,451
(a) KKR Private Equity Investors LP (Units) ......                  Capital Markets                   6,333,380          17,416,795
    Merck & Co. Inc. .............................                  Pharmaceuticals                   1,809,240          48,342,893
    Merrill Lynch & Co. Inc. .....................                  Capital Markets                   1,304,143          17,240,770
    Microsoft Corp. ..............................                     Software                       9,157,720         185,169,098
    News Corp., A ................................                       Media                        9,396,020          74,228,558
(a) Oracle Corp. .................................                     Software                       6,656,470         107,102,602
    Pfizer Inc. ..................................                  Pharmaceuticals                   4,915,000          80,753,450
    Progressive Corp. ............................                     Insurance                      2,137,430          32,104,199
    Quest Diagnostics Inc. .......................         Health Care Providers & Services             879,380          40,952,727
    Sprint Nextel Corp. ..........................        Wireless Telecommunication Services         5,721,070          15,961,785
    TECO Energy Inc. .............................                  Multi-Utilities                   2,301,100          29,914,300
    Time Warner Inc. .............................                       Media                       10,761,270          97,389,494
    Torchmark Corp. ..............................                     Insurance                      1,557,920          56,318,808
    United Parcel Service Inc., B ................              Air Freight & Logistics               2,002,070         115,319,232
    Willis Group Holdings Ltd. ...................                     Insurance                        300,000           6,921,000
                                                                                                                     --------------
                                                                                                                      1,935,066,269
                                                                                                                     --------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $6,451,769,886) .....................                                                                    4,879,402,477
                                                                                                                     --------------


                     Quarterly Statements of Investments | 9

Templeton Funds

    TEMPLETON WORLD FUND                                               INDUSTRY                       SHARES/UNITS        VALUE
    --------------------                            ----------------------------------------------  ---------------  --------------
    PREFERRED STOCKS 1.1%
    BRAZIL 1.1%
    Companhia Vale do Rio Doce, ADR, pfd., A .....                 Metals & Mining                    2,526,000      $   27,508,140
    Petroleo Brasileiro SA, ADR, pfd. ............           Oil, Gas & Consumable Fuels              1,704,150          30,299,787
                                                                                                                     --------------
    TOTAL PREFERRED STOCKS
       (COST $62,447,910) ........................                                                                       57,807,927
                                                                                                                     --------------

                                                                                                       PRINCIPAL
                                                                                                       AMOUNT(c)
                                                                                                    ---------------
    FOREIGN GOVERNMENT AND AGENCY
    SECURITIES 0.3%
    CANADA 0.2%
    Government of Canada, 6.00%, 6/01/11 .........                                                    8,030,000 CAD       7,153,327
                                                                                                                     --------------
    SWEDEN 0.1%
    Government of Sweden, 5.50%, 10/08/12 ........                                                   48,680,000 SEK       6,682,997
                                                                                                                     --------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $10,583,210) ........................                                                                       13,836,324
                                                                                                                     --------------
    U.S. GOVERNMENT AND AGENCY
    SECURITIES (COST $17,437,593) 0.3%
    FHLMC, 5.50%, 12/01/35 .......................                                                   17,691,914          17,970,917
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE SHORT TERM
      INVESTMENTS
         (COST $6,542,238,599) ...................                                                                    4,969,017,645
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 2.4%
    TIME DEPOSITS (COST $81,955,000) 1.6%
    UNITED STATES 1.6%
    Paribas Corp., 0.688%, 12/01/08 ..............                                                   81,955,000          81,955,000
                                                                                                                     --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 0.8%
(d) FHLB, 3/03/09 ................................                                                   10,000,000           9,980,190
(d) FHLMC, 1/06/09 ...............................                                                   30,000,000          29,990,250
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $39,872,150) ........................                                                                       39,970,440
                                                                                                                     --------------
    TOTAL INVESTMENTS
       (COST $6,664,065,749)
          99.5% ..................................                                                                    5,090,943,085
    OTHER ASSETS, LESS LIABILITIES 0.5% ..........                                                                       23,766,255
                                                                                                                     --------------
    NET ASSETS 100.0% ............................                                                                   $5,114,709,340
                                                                                                                     ==============

See Abbreviations on page 14.

(a)  Non-income producing for the twelve months ended November 30, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the value of this security was $62,611, representing less than 0.01% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  The security is traded on a discount basis with no stated coupon rate.

                    See Notes to Statements of Investments.


                    10 | Quarterly Statements of Investments

Templeton Funds

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of two funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    Quarterly Statements of Investments | 11

Templeton Funds

3. INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                        TEMPLETON          TEMPLETON
                                                       FOREIGN FUND        WORLD FUND
                                                     ---------------    ---------------
Cost of investments ..............................   $ 8,010,850,139    $ 6,673,442,831
                                                     ---------------    ---------------
Unrealized appreciation ..........................   $   362,095,219    $   309,022,097
Unrealized depreciation ..........................    (3,239,864,752)    (1,891,521,843)
                                                     ---------------    ---------------
Net unrealized appreciation (depreciation) .......   $(2,877,769,533)   $(1,582,499,746)
                                                     ===============    ===============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Foreign Fund for the three months ended November 30, 2008, were as shown below.

                                  NUMBER OF
                                    SHARES                                NUMBER OF
                                   HELD AT                               SHARES HELD     VALUE AT                   REALIZED
                                  BEGINNING       GROSS        GROSS        AT END        END OF      INVESTMENT     CAPITAL
NAME OF ISSUER                    OF PERIOD     ADDITIONS   REDUCTIONS    OF PERIOD       PERIOD        INCOME     GAIN (LOSS)
--------------                   -----------   ----------   ----------   -----------   ------------   ----------   ------------
TEMPLETON FOREIGN FUND
NON-CONTROLLED AFFILIATES
Compal Electronics Inc. ......   202,771,040           --          --    202,771,040   $104,750,319   $       --   $        --
Lite-On Technology Corp. .....   132,346,020           --          --    132,346,020     93,212,620           --            --
Persimmon PLC ................    15,276,482           --      95,240     15,181,242     50,406,044    1,360,753      (886,487)
Premier Foods PLC ............            --   56,692,550     165,310     56,527,240     19,138,371           --      (102,325)
USG People NV ................            --    3,392,550      10,790      3,381,760     37,110,297           --       (29,363)
                                                                                       ------------   ----------   -----------
TOTAL AFFILIATED SECURITIES
   (5.95% of Net Assets) .....                                                         $304,617,651   $1,360,753   $(1,018,175)
                                                                                       ============   ==========   ===========

5. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    12 | Quarterly Statements of Investments

Templeton Funds

5. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

    -   Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets carried at fair value:

                                       LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                                   --------------   ------------   -------   --------------
TEMPLETON FOREIGN FUND
ASSETS:
   Investments in Securities ..... $5,077,738,971   $ 55,341,635     $--     $5,133,080,606

TEMPLETON WORLD FUND
ASSETS:
   Investments in Securities ....  $4,937,210,404   $153,732,681     $--     $5,090,943,085

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 13

Templeton Funds

ABBREVIATIONS

CURRENCY

CAD - Canadian Dollar
SEK - Swedish Krona

SELECTED PORTFOLIO

ADR - American Depository Receipt
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
GDR - Global Depository Receipt










                    Quarterly Statements of Investments | 14


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By /s/JENNIFER J. BOLT
  -------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
  -------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

By /s/LAURA F. FERGERSON
  ------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2009